JNLNY VARIABLE FUND I LLC
                        225 WEST WACKER DRIVE, SUITE 1200
                             CHICAGO, ILLINOIS 60606


May 1, 2007

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:  JNLNY Variable Fund I LLC
     File Nos: 333-79415 and 811-09357

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that: the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment; and that the text of the most recent post-effective amendment was filed electronically.

If you have any questions, please contact me at 517-367-4336.

Sincerely,

/s/ Susan S. Rhee

Susan S. Rhee